Schedule of Fair Value Hierarchy for Assets and Liabilities (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Trading loans, securities, and other1
Trading loans, securities, and other	$ 157,539	$ 143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,546	10,946
Derivatives
Derivatives	75,212	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,237	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,009	69,675
Securities purchased under reverse repurchase agreements	198,076	160,167
FINANCIAL LIABILITIES
Trading deposits	25,077	23,805
Derivatives
Derivatives	63,706	91,133
Securitization liabilities at fair value	12,832	12,612
Financial liabilities designated at fair value through profit or loss	201,061	162,786
Obligations related to securities sold short	48,797	45,505
Obligations related to securities sold under repurchase agreements	146,959	128,024
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	157,539	143,726
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	8,546	10,946
Derivatives
Derivatives	75,212	103,873
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,237	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	74,009	69,675
Securities purchased under reverse repurchase agreements	8,051	7,450
FINANCIAL LIABILITIES
Trading deposits	25,077	23,805
Derivatives
Derivatives	63,706	91,133
Securitization liabilities at fair value	12,832	12,612
Financial liabilities designated at fair value through profit or loss	201,061	162,786
Obligations related to securities sold short	48,797	45,505
Obligations related to securities sold under repurchase agreements	4,542	9,509
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10,818	9,662
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,038	16,368
Recurring fair value measurement [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,127	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,137	20,240
Recurring fair value measurement [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,668	23,468
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,255	11,559
Recurring fair value measurement [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,627	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,509	1,682
Recurring fair value measurement [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,156	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,952	1,033
Recurring fair value measurement [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,790	6,604
Recurring fair value measurement [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,355	12,393
Recurring fair value measurement [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,005	4,440
Recurring fair value measurement [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,498	8,681
Recurring fair value measurement [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	63,363	44,456
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,625	3,319
Recurring fair value measurement [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	15,105	11,749
Recurring fair value measurement [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,526	17,233
Recurring fair value measurement [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	5
Recurring fair value measurement [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,864	7,681
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,237	5,039
Recurring fair value measurement [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,682	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,990	2,353
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	19,858	23,866
Derivatives
Derivatives	17,619	19,278
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	48,382	72,046
Derivatives
Derivatives	38,061	62,402
Recurring fair value measurement [member] | Credit Contracts [Member]
Derivatives
Derivatives	52	56
Derivatives
Derivatives	201	152
Recurring fair value measurement [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,754	4,307
Derivatives
Derivatives	5,111	5,863
Recurring fair value measurement [member] | Commodity contracts [member]
Derivatives
Derivatives	3,166	3,598
Derivatives
Derivatives	2,714	3,438
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	71,648	61,130
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	488	228
Derivatives
Derivatives	751	840
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	938	840
Derivatives
Derivatives	404	369
Financial liabilities designated at fair value through profit or loss	0
Obligations related to securities sold short	3,229	2,909
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	393	620
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	2
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	63,294	44,424
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	938	840
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,959	16,084
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	488	228
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	117	167
Derivatives
Derivatives	118	112
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	31	35
Derivatives
Derivatives	24	23
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	0	4
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	603	634
Derivatives
Derivatives	262	234
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	85,839	82,547
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,057	9,873
Derivatives
Derivatives	74,441	102,983
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,237	5,039
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	69,325	66,298
Securities purchased under reverse repurchase agreements	8,051	7,450
FINANCIAL LIABILITIES
Trading deposits	24,485	23,389
Derivatives
Derivatives	63,085	90,530
Securitization liabilities at fair value	12,832	12,612
Financial liabilities designated at fair value through profit or loss	201,012	162,742
Obligations related to securities sold short	45,568	42,596
Obligations related to securities sold under repurchase agreements	4,542	9,509
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	10,425	9,042
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	19,038	16,368
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,127	7,706
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	21,137	20,240
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	24,666	23,466
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,255	11,559
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,627	8,341
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,509	1,682
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2,156	2,109
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,952	1,033
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Canadian Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,790	6,604
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,333	12,344
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Assets Backed Security [Member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,005	4,440
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	8,437	8,621
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	39	32
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2	2
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Trading Loans [member]
Trading loans, securities, and other1
Trading loans, securities, and other	15,105	11,749
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodities [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	567	1,149
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	5
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,375	6,608
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,237	5,039
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Loans 1 [Member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,682	3,265
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,990	2,353
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	19,741	23,699
Derivatives
Derivatives	17,332	19,010
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	48,348	72,006
Derivatives
Derivatives	38,035	62,378
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Credit Contracts [Member]
Derivatives
Derivatives	52	56
Derivatives
Derivatives	201	152
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	3,754	4,303
Derivatives
Derivatives	5,084	5,804
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	2,546	2,919
Derivatives
Derivatives	2,433	3,186
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Trading loans, securities, and other1
Trading loans, securities, and other	52	49
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,001	845
Derivatives
Derivatives	20	50
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,746	2,537
FINANCIAL LIABILITIES
Trading deposits	592	416
Derivatives
Derivatives	217	234
Financial liabilities designated at fair value through profit or loss	49	44
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Other Issuers [Member]
Trading loans, securities, and other1
Trading loans, securities, and other	22	49
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Other debt securities [member] | Corporate and other debt [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	61	60
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity securities [member]
Trading loans, securities, and other1
Trading loans, securities, and other	30
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,685	2,477
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Securities [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,001	845
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member]
Derivatives
Derivatives	0
Derivatives
Derivatives	169	156
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign Exchange Contracts [Member]
Derivatives
Derivatives	3	5
Derivatives
Derivatives	2	1
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity Contracts [Member]
Derivatives
Derivatives	27	59
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Commodity contracts [member]
Derivatives
Derivatives	17	45
Derivatives
Derivatives	$ 19	$ 18